Fair Value Accounting - Narrative (Q1) (Details) MWh in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020 MMBTU	Mar. 31, 2020 MWh	Dec. 31, 2019 MMBTU	Dec. 31, 2019 MWh	Dec. 31, 2018 MWh
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volume outstanding	54,800,000	5.4	58.5	14.6	8.7
Cleco Power
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volume outstanding		3.4		9.2	8.7